VANECK MORNINGSTAR WIDE MOAT FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.4%
Banks : 6.3%
Bank of America Corp. 9,345 $ 255,866
US Bancorp 15,707 519,274
Wells Fargo & Co. 13,126 536,328
1,311,468
Capital Goods : 11.1%
3M Co. 5,156 482,705
Allegion Plc 4,848 505,162
Emerson Electric Co. 3,068 296,277
Honeywell International, Inc. 1,475 272,491
Masco Corp. 9,556 510,768
RTX Corp. 3,259 234,550
2,301,953
Commercial & Professional Services : 4.6%
Equifax, Inc. 2,509 459,599
TransUnion 6,850 491,761
951,360
Consumer Discretionary Distribution &
Retail : 3.3%
Amazon.com, Inc. * 2,011 255,638
Etsy, Inc. * 6,603 426,422
682,060
Consumer Durables & Apparel : 3.5%
NIKE, Inc. 5,101 487,758
Polaris, Inc. 2,266 235,981
723,739
Consumer Services : 1.5%
Domino's Pizza, Inc. 827 313,259
Underline
Financial Services : 12.8%
Berkshire Hathaway, Inc. * 797 279,189
BlackRock, Inc. 392 253,424
Charles Schwab Corp. 9,761 535,879
Intercontinental Exchange, Inc. 4,838 532,277
MarketAxess Holdings, Inc. 2,221 474,494
The Bank of New York Mellon
Corp. 6,125 261,231
Tradeweb Markets, Inc. 3,854 309,091
2,645,585
Food, Beverage & Tobacco : 3.8%
Campbell Soup Co. 6,623 272,073
Kellogg Co. 8,679 516,487
788,560
Health Care Equipment & Services : 7.1%
Medtronic Plc 6,386 500,407
Veeva Systems, Inc. * 2,559 520,628
Zimmer Biomet Holdings, Inc. 4,021 451,237
1,472,272
Number
of Shares Value
Household & Personal Products : 2.2%
Estee Lauder Cos, Inc. 3,102 $ 448,394
Underline
Materials : 7.3%
Corteva, Inc. 10,156 519,581
Ecolab, Inc. 2,988 506,167
International Flavors &
Fragrances, Inc. 7,186 489,870
1,515,618
Media & Entertainment : 7.8%
Alphabet, Inc. * 4,234 554,061
Comcast Corp. 12,565 557,132
Walt Disney Co. * 6,329 512,966
1,624,159
Pharmaceuticals, Biotechnology & Life
Sciences : 12.7%
Agilent Technologies, Inc. 4,554 509,228
Amgen, Inc. 1,200 322,512
Biogen, Inc. * 1,950 501,169
Gilead Sciences, Inc. 7,137 534,847
Pfizer, Inc. 14,866 493,105
Waters Corp. * 1,017 278,872
2,639,733
Semiconductors & Semiconductor
Equipment : 3.7%
Microchip Technology, Inc. 3,358 262,092
Teradyne, Inc. 5,036 505,917
768,009
Software & Services : 10.4%
Fortinet, Inc. * 4,375 256,725
Guidewire Software, Inc. * 3,734 336,060
Microsoft Corp. 818 258,283
Roper Technologies, Inc. 549 265,870
Salesforce, Inc. * 2,488 504,517
Tyler Technologies, Inc. * 1,386 535,190
2,156,645
Technology Hardware & Equipment : 1.3%
Keysight Technologies, Inc. * 2,032 268,854
Underline
Total Common Stocks
(Cost: $20,645,134) 20,611,668
MONEY MARKET FUND: 0.2%
(Cost: $46,570)
Invesco Treasury Portfolio -
Institutional Class 46,570 46,570
Underline
Total Investments: 99.6%
(Cost: $20,691,704) 20,658,238
Other assets less liabilities: 0.4% 82,050
NET ASSETS: 100.0% $ 20,740,288
* Non-income producing

VANECK MORNINGSTAR WIDE MOAT FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
% of
Investments Value
Health Care 19.9% $ 4,112,005
Financials 19.2 3,957,053
Industrials 15.8 3,253,313
Information Technology 15.4 3,193,508
Consumer Discretionary 8.3 1,719,058
Communication Services 7.9 1,624,159
Materials 7.3 1,515,618
Consumer Staples 6.0 1,236,954
Money Market Fund 0.2 46,570
100.0% $ 20,658,238